Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounts Receivable [Abstract]
Accounts Receivable

Note 5. Accounts Receivable

Accounts receivable is recorded net of an allowance for credit losses and includes invoiced and accrued but unbilled revenue. Accounts receivable consist of the following:

	Successor
	March 31, 2025	December 31, 2024
Accounts receivable	$177,006	$216,613
Unbilled receivable	32,470	24,171
Allowance for credit losses	(2,824)	(4,264)
Total accounts receivable, net	$206,652	$236,520

The Company records an allowance for credit losses for accounts receivables based on management’s expected credit losses. Management’s estimate of expected credit losses is based on its assessment of the business environment, customers’ financial condition, historical collection experience, accounts receivable aging, and customer disputes. Changes to the allowance for credit losses are adjusted through credit loss expense, which is included within selling, general and administrative expenses in the condensed consolidated statements of operations and comprehensive income (loss).

Note 6. Accounts Receivable

Accounts receivables are recorded net of an allowance for credit losses and includes invoiced and accrued but unbilled revenue. Accounts receivable consist of the following:

	Successor December 31, 2024	Predecessor December 31, 2023
Accounts receivables	$216,613	$211,097
Unbilled receivables	24,171	24,388
Allowance for credit losses	(4,264)	(2,241)
Total accounts receivables, net	$236,520	$233,244

The Company records an allowance for credit losses for accounts receivable based on management’s expected credit losses. Management’s estimate of expected credit losses is based on its assessment of the business environment, customers’ financial condition, historical collection experience, accounts receivable aging, and customer disputes. Changes to the allowance for credit losses are adjusted through credit loss expense, which is included within selling, general and administrative expenses in the consolidated statements of operations and comprehensive income (loss). The following table presents the allowance for credit losses activity:

	Successor December 31, 2024	Predecessor December 31, 2023
Beginning balance	$—	$1,098
Initial allowance for credit losses	1,867	—
Provision	2,703	1,353
Accounts written off	(306)	(226)
Foreign currency translation	—	16
Ending balance	$4,264	$2,241